Equity Incentive Plan	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity Incentive Plan

NOTE 16 - EQUITY INCENTIVE PLAN

At the Company’s 2014 annual meeting, the shareholders adopted the Company’s 2014 Incentive Plan (“2014 Incentive Plan”). The 2014 Incentive Plan authorizes the Company to grant options, stock awards, stock units and other awards for up to 375,000 common shares of the Company. There were 198,756 shares available for grants under this plan at December 31, 2020.

No options had been granted under the 2014 Incentive Plan as of December 31, 2020 and 2019.

In recent years, the Board of Directors has awarded restricted common shares to senior officers of the Company. The restricted shares vest ratably over a three-year period following the grant date. The product of the number of restricted shares granted and the grant date market price of the Company’s common shares determines the fair value of restricted shares under the Company’s 2014 Incentive Plan. Management recognizes compensation expense for the fair value of restricted shares on a straight-line basis over the requisite service period for the entire award.

During the twelve months ended December 31, 2020, 2019 and 2018, directors of the Company’s banking subsidiary, Civista, were paid a retainer in the form of non-restricted common shares of the Company. The aggregate common shares of 14,266, 8,946 and 7,071, respectively were issued to Civista directors as payment of their retainer for their service on the Civista Board of Directors. The issuances were expensed in their entirety when the shares were issued in the amounts of $196, $196 and $165, respectively.

The Company includes share-based compensation for employees as “Compensation expense” in the Consolidated Statements of Operations.

The following is a summary of the status of the Company’s restricted shares, and changes therein during the twelve months ended December 31, 2020:

	December 31, 2020
	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of period	44,027	$20.48
Granted	26,979	21.26
Vested	(16,732)	20.36
Forfeited	—	—
Nonvested at end of period	54,274	20.90

NOTE 16 - EQUITY INCENTIVE PLAN (Continued)

The following is a summary of the status of the Company’s awarded restricted shares as of December 31, 2020:

At December 31, 2020
Date of Award	Shares	Remaining Expense	Remaining Vesting Period (Years)
January 15, 2016	2,056	$—	0.00
March 20, 2017	2,388	24	1.00
April 10, 2018	2,643	—	0.00
April 10, 2018	4,670	62	2.00
March 14, 2019	6,796	63	1.00
March 14, 2019	8,742	119	3.00
March 14, 2020	13,997	186	2.00
March 14, 2020	12,982	197	4.00
	54,274	$651	2.30

During the twelve months ended December 31, 2020, 2019 and 2018, the Company recorded share-based compensation expense of $421, $335 and $263, respectively and director retainer fees of $196, $196 and $165, respectively, for shares granted under the 2014 Incentive Plan. At December 31, 2020, the total compensation cost related to unvested awards not yet recognized is $651, which is expected to be recognized over the weighted average remaining life of the grants of 2.30 years.